Note 1 - General Company Information (Details Textual)	Jan. 22, 2024 $ / shares
Statement Line Items [Line Items]
Nominal value per ADS ratio (in dollars per share)	$ 1
Entity Listing, Depository Receipt Ratio	10
American depository share [member]
Statement Line Items [Line Items]
Entity Listing, Depository Receipt Ratio	1